Regulatory charges - Schedule of Research Development and Innovation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
beginning of period	R$ 164		R$ 138
Additions	108		135
Expenses	(71)		(93)
Investments	(56)		(32)
Monetary updating	16		16
balances at end of period	161		164
FNDCT
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
beginning of period	9		8
Additions	48		63
Expenses	(47)		(62)
Investments
Monetary updating
balances at end of period	10		9
MME
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
beginning of period	5		4
Additions	24		32
Expenses	(24)		(31)
Investments
Monetary updating
balances at end of period	5		5
R&D
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
beginning of period	150	[1]	126
Additions	36		40
Expenses
Investments	(56)		(32)
Monetary updating	16		16
balances at end of period	R$ 146		R$ 150	[1]

[1]	The changes in R&D are presented net of services in progress, which amounted to R$3 on December 31, 2024 and R$6 on December 31, 2022.